Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended	15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	120 Months Ended
	Apr. 03, 2017	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					Class A
Accumulated Value		$ 9,550		$ 11,845		$ 11,961		$ 12,478		$ 14,144		$ 13,349		$ 18,343		$ 17,202		$ 16,690		$ 17,941	$ 19,762
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					Class C
Accumulated Value		10,000		12,322		12,364		12,816		14,436		13,526		18,483		17,214		16,591		17,718	$ 19,389
Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			Class F
Accumulated Value	$ 10,000		$ 10,244		$ 10,736		$ 12,211		$ 11,557		$ 15,945		$ 15,005		$ 14,608		$ 15,755		$ 17,413
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					Class I
Accumulated Value		100,000		124,416		125,967		131,815		149,797		141,649		195,267		183,593		178,589		192,349	$ 212,537
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					Class R
Accumulated Value		10,000		12,396		12,498		13,022		14,739		13,885		19,053		17,845		17,283		18,551	$ 20,399
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					Class Z
Accumulated Value		10,000		12,448		12,611		13,208		15,021		14,218		19,616		18,459		17,971		19,382	$ 21,421
S&P 500 Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		10,399		12,260		14,023		15,483		16,645		23,436		20,948		25,053		31,204	$ 35,936
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		10,399		12,260		14,023		15,483		16,645		23,436		20,948		25,053		31,204	$ 35,936
S&P 500 Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500 Index
Accumulated Value	10,000		10,325		11,809		13,040		14,018		19,737		17,642		21,098		26,279		$ 30,264
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		100,000		103,993		122,603		140,226		154,834		166,455		234,359		209,480		250,525		312,044	$ 359,362
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		10,399		12,260		14,023		15,483		16,645		23,436		20,948		25,053		31,204	$ 35,936
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		10,399		12,260		14,023		15,483		16,645		23,436		20,948		25,053		31,204	$ 35,936
Linked Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		10,000		12,404		12,193		12,620		14,109		13,196		17,524		16,492		15,769		16,680	$ 18,214
Linked Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		10,000		12,404		12,193		12,620		14,109		13,196		17,524		16,492		15,769		16,680	$ 18,214
Linked Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			Linked Index1
Accumulated Value	$ 10,000		$ 10,131		$ 10,485		$ 11,723		$ 10,964		$ 14,560		$ 13,703		$ 13,102		$ 13,859		$ 15,133
Linked Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		100,000		124,039		121,932		126,197		141,093		131,962		175,239		164,922		157,686		166,795	$ 182,137
Linked Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		10,000		12,404		12,193		12,620		14,109		13,196		17,524		16,492		15,769		16,680	$ 18,214
Linked Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		$ 10,000		$ 12,404		$ 12,193		$ 12,620		$ 14,109		$ 13,196		$ 17,524		$ 16,492		$ 15,769		$ 16,680	$ 18,214